Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HRA
	PERIOD                 	 		063011
		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Sean O'Neill
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F-HRA
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 123111
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	    November 7,2011
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,686,000
List of Other Included Managers:		none


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      384     4703 SH       SOLE                                       4703
ACHILLION PHARMACEUTICALS      COM              00448Q201      265    34825 SH       SOLE                                      34825
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108      365    19275 SH       SOLE                                      19275
ALTRIA GROUP (fka Philip Morri COM              02209S103      515    17368 SH       SOLE                                      17368
ANALOG DEVICES                 COM              032654105      904    25275 SH       SOLE                                      25275
ANNALY CAPITAL MANAGEMENT IN   COM              035710409     4460   279475 SH       SOLE                                     279475
ANWORTH MORTGAGE ASSET CORP    COM              037347101     5656   900600 SH       SOLE                                     900600
APPLE COMPUTER INC.            COM              037833100     7643    18871 SH       SOLE                                      18871
AT&T INC                       COM              00206R102      438    14482 SH       SOLE                                      14482
BECTON DICKINSON & CO          COM              075887109      407     5450 SH       SOLE                                       5450
BELDEN CDT INC                 COM              077454106      281     8450 SH       SOLE                                       8450
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      257     3371 SH       SOLE                                       3371
BGC PARTNERS INC-CL A          COM              05541T101     3214   541050 SH       SOLE                                     541050
BJ'S RESTAURANTS INC           COM              09180C106     1124    24800 SH       SOLE                                      24800
BP P.L.C. ADR (fmly BP Amoco P COM              055622104     2317    54200 SH       SOLE                                      54200
BRISTOL MYERS SQUIBB COM       COM              110122108     1421    40335 SH       SOLE                                      40335
BYD CO-LTD UNSPONSORED ADR     COM              05606L100       77    17720 SH       SOLE                                      17720
CANADIAN NATL RAILWAY CO       COM              136375102     2496    31775 SH       SOLE                                      31775
CATERPILLAR INC.               COM              149123101      326     3600 SH       SOLE                                       3600
CELGENE CORP                   COM              151020104      581     8601 SH       SOLE                                       8601
CHECK POINT SOFTWARE TECH      COM              M22465104     5716   108796 SH       SOLE                                     108796
CHEVRON CORP (fmly ChevronTexa COM              166764100     2973    27941 SH       SOLE                                      27941
COCA COLA COMPANY              COM              191216100      800    11439 SH       SOLE                                      11439
CONOCOPHILLIPS                 COM              20825C104     2922    40094 SH       SOLE                                      40094
DISNEY WALT CO DEL COM         COM              254687106      277     7400 SH       SOLE                                       7400
DUKE ENERGY CORP-NEW           COM              26441C105     1908    86710 SH       SOLE                                      86710
EXPRESS SCRIPTS INC            COM              302182100      326     7305 SH       SOLE                                       7305
EXXON MOBIL CORPORATION        COM              30231G102     2406    28386 SH       SOLE                                      28386
FIRST NIAGARA FINANCIAL GROUP, COM              33582V108      120    13901 SH       SOLE                                      13901
FOSTER WHEELER LTD             COM              H27178104     1235    64500 SH       SOLE                                      64500
FRONTIER COMMUNICATIONS CORP   COM              35906A108     2670   518364 SH       SOLE                                     518364
GASTAR EXPLORATION LTD         COM              367299203     1186   373050 SH       SOLE                                     373050
GENERAL ELECTRIC CO COM        COM              369604103     1559    87049 SH       SOLE                                      87049
GFI GROUP INC.                 COM              361652209     4510  1094700 SH       SOLE                                    1094700
GILEAD SCIENCES INC.           COM              375558103      956    23358 SH       SOLE                                      23358
GOOGLE INC - CL A              COM              38259P508     5094     7886 SH       SOLE                                       7886
HALLIBURTON CO.                COM              406216101     4560   132137 SH       SOLE                                     132137
HALOZYME THERAPEAUTICS INC     COM              40637h109      277    29150 SH       SOLE                                      29150
HESS CORP (fmly Amerada Hess C COM              42809H107      357     6280 SH       SOLE                                       6280
INTEL CORP COM                 COM              458140100     1352    55765 SH       SOLE                                      55765
INTERNATIONAL BUSINESS MACHINE COM              459200101     1611     8763 SH       SOLE                                       8763
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2087   121325 SH       SOLE                                     121325
JOHNSON & JOHNSON COM          COM              478160104     3546    54065 SH       SOLE                                      54065
KENNETH COLE PRODUCTIONS-A     COM              193294105      630    59500 SH       SOLE                                      59500
KEY ENERGY SERVICES            COM              492914106     1515    97900 SH       SOLE                                      97900
KIMBERLY CLARK                 COM              494368103      507     6895 SH       SOLE                                       6895
KINDER MORGAN ENERGY PARTNERS  COM              494550106      805     9475 SH       SOLE                                       9475
KRAFT FOODS INC. - CLASS A     COM              50075N104     1833    49067 SH       SOLE                                      49067
LEXINGTON CORPORATE PPTYS TR   COM              529043101     3635   485250 SH       SOLE                                     485250
MARATHON OIL CORP              COM              565849106     2592    88570 SH       SOLE                                      88570
MARATHON PETROLEUM CORP        COM              56585A102     1026    30824 SH       SOLE                                      30824
MARKET VECTORS GOLD MINERS     COM              057060U10      358     6955 SH       SOLE                                       6955
MERCK and CO INC               COM              58933Y105     2325    61680 SH       SOLE                                      61680
MICROCHIP TECHNOLOGY INC       COM              595017104     4257   116222 SH       SOLE                                     116222
MOLYCORP INC                   COM              608753109      947    39500 SH       SOLE                                      39500
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103      818   229200 SH       SOLE                                     229200
NORTHROP GRUMMAN CORP          COM              666807102     1000    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1133    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      291    11364 SH       SOLE                                      11364
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      338    26275 SH       SOLE                                      26275
PEPSICO INC COM                COM              713448108      524     7905 SH       SOLE                                       7905
PFIZER INC.                    COM              717081103     1016    46965 SH       SOLE                                      46965
PHILLIP MORRIS INTERNATIONAL   COM              718172109      619     7890 SH       SOLE                                       7890
PROCTER & GAMBLE CO.           COM              742718109     1017    15245 SH       SOLE                                      15245
REDWOOD TRUST INC              COM              758075402     1955   192000 SH       SOLE                                     192000
REX ENERGY CORP                COM              761565100     1510   102275 SH       SOLE                                     102275
SALIX PHARMACEUTICALS LTD      COM              795435106      905    18905 SH       SOLE                                      18905
SARA LEE                       COM              803111103     2025   107025 SH       SOLE                                     107025
SCHLUMBERGER LTD COM           COM              806857108      460     6735 SH       SOLE                                       6735
SHIP FINANCE INTL LTD          COM              G81075106     4502   482050 SH       SOLE                                     482050
SIGNATURE GROUP HOLDING INC    COM              82610c100        7    24925 SH       SOLE                                      24925
SPDR GOLD TRUST                COM              78463V107      213     1400 SH       SOLE                                       1400
SPECTRA ENERGY CORP            COM              847560109     2294    74600 SH       SOLE                                      74600
STARBUCKS CORP                 COM              855244109     1207    26234 SH       SOLE                                      26234
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109      844    62265 SH       SOLE                                      62265
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     3020    74817 SH       SOLE                                      74817
TEXAS INSTRUMENTS INC.         COM              882508104      426    14645 SH       SOLE                                      14645
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
UNION PACIFIC CORP             COM              907818108      332     3137 SH       SOLE                                       3137
VERIZON COMMUNICATIONS-fmly Be COM              92343V104      518    12903 SH       SOLE                                      12903
WELLS FARGO COMPANY            COM              949746101      563    20420 SH       SOLE                                      20420
BAC CAPITAL TRUST III          PFD              05518E202     2299   110850 SH       SOLE                                     110850
CITIGROUP CAP X  6.1%   9/30/3 PFD              173064205     2259   107025 SH       SOLE                                     107025
CITIGROUP CAPITAL VII          PFD              17306N203     2840   117375 SH       SOLE                                     117375
COUNTRYWIDE CAPITAL V          PFD              222388209     2500   123275 SH       SOLE                                     123275
GASTAR EXPLORAT 8.6250% SERIES PFD              36729P207     2942   151200 SH       SOLE                                     151200
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     3633   149550 SH       SOLE                                     149550
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3149   152475 SH       SOLE                                     152475
TRANSTEXAS GAS CORP SR PFD SER PFD              893895607        0    41140 SH       SOLE                                      41140